Subordinated Debt	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Subordinated Debt
18.
Subordinated debt

	Currency	Maturity date	Nominal interest rate, %	2022	2023

Third bond program – fourth issue	KZT	June 2025	10.7%	62,269	62,274
Debt component of preference shares	KZT	n/a	n/a	90	95
Second bond program – third issue	KZT	February 2023	2% plus inflation rate	5,249	-

Total subordinated debt				67,608	62,369

The debt component of preference shares relates to subsidiary Kaspi Bank JSC (“the Bank” - subsidiary of the Company), and is held by the non-controlling interest. As at 31 December 2022 and 2023, accrued interest of KZT 3,508 million and KZT 3,179 million, respectively, was included in subordinated debt.

All subordinated debt are recorded at amortized cost as at 31 December 2022 and 2023. The above liabilities are subordinated to the claims of depositors and other creditors of the issuer in the event of liquidation. The Group did not have any defaults or other breaches with respect to its subordinated debt as at 31 December 2022 and 2023.

Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

			Non-cash changes
	1 January 2022	Financing cash flows	Foreign exchange movement	Changes in amortized cost	2022

Debt securities issued	139,711	-	-	667	140,378
Subordinated debt	67,665	-	-	(57)	67,608

			Non-cash changes
	1 January 2023	Financing cash flows	Foreign exchange movement	Changes in amortized cost	2023

Debt securities issued	140,378	(41,261)	-	351	99,468
Subordinated debt	67,608	(5,300)	-	61	62,369